DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Disaggregation of Revenues by Geographical Market (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenues [Abstract]
Revenues	$ 444,288,189	$ 495,499,735	$ 526,690,895
Over the Time [Member]
Revenues [Abstract]
Revenues	202,135,771	201,835,931	216,572,298
At a Point in Time [Member]
Revenues [Abstract]
Revenues	242,152,418	293,663,804	310,118,597
External Market [Member]
Revenues [Abstract]
Revenues	95,390,300	144,224,284	139,226,107
Local Market [Member]
Revenues [Abstract]
Revenues	348,897,889	351,275,451	387,464,788
Reportable Segments [Member] | Natural Gas Transportation [Member]
Revenues [Abstract]
Revenues	99,052,395	126,566,847	148,634,694
Reportable Segments [Member] | Natural Gas Transportation [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	99,052,395	126,566,847	148,634,694
Reportable Segments [Member] | Natural Gas Transportation [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Natural Gas Transportation [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	99,052,395	126,566,847	148,634,694
Reportable Segments [Member] | Production and Commercialization of Liquids [Member]
Revenues [Abstract]
Revenues	256,892,502	307,690,003	325,023,084
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	14,740,084	14,026,199	14,904,487
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	242,152,418	293,663,804	310,118,597
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | External Market [Member]
Revenues [Abstract]
Revenues	95,390,300	144,224,284	139,226,107
Reportable Segments [Member] | Production and Commercialization of Liquids [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	161,502,202	163,465,719	185,796,977
Reportable Segments [Member] | Midstream [Member]
Revenues [Abstract]
Revenues	85,614,680	58,379,759	50,253,829
Reportable Segments [Member] | Midstream [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	85,614,680	58,379,759	50,253,829
Reportable Segments [Member] | Midstream [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Midstream [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Midstream [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	85,614,680	58,379,759	50,253,829
Reportable Segments [Member] | Telecommunications [Member]
Revenues [Abstract]
Revenues	2,728,612	2,863,126	2,779,288
Reportable Segments [Member] | Telecommunications [Member] | Over the Time [Member]
Revenues [Abstract]
Revenues	2,728,612	2,863,126	2,779,288
Reportable Segments [Member] | Telecommunications [Member] | At a Point in Time [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | External Market [Member]
Revenues [Abstract]
Revenues	0	0	0
Reportable Segments [Member] | Telecommunications [Member] | Local Market [Member]
Revenues [Abstract]
Revenues	$ 2,728,612	$ 2,863,126	$ 2,779,288